NATURE OF BUSINESS AND SUMMARY OF ACCOUNTING POLICIES (Details Narrative 1) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
NATURE OF BUSINESS AND SUMMARY OF ACCOUNTING POLICIES
Reduced The Federal Statutory Corporate Tax Rate	the Tax Cuts and Jobs Act (the "Act") was enacted, which, among other changes, reduced the federal statutory corporate tax rate from 35% to 21%, effective January 1, 2018
Corporate Tax Rate	21.00%
Uncertain Tax Position Description	the amount recognized in the financial statements is the largest benefit that has a greater than 50% likelihood of being realized upon ultimate settlement with the relevant tax authority. No liability for unrecognized tax benefits was recorded as of June 30, 2022 and December 31, 2021
Advertisement Expenses	$ 0	$ 7,650	$ 10,200	$ 5,100
Revenues were from accounting services	74.00%
Accounting revenue earned were through a related party	100.00%
Revenues being received through the publishing and distribution	17.00%
Revenue earned was received from the display of click-based	6.00%
Number Of Anti-dilutive Shares Excluded	21,401,000